FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Accrued interest receivable	$ 1,551,258	$ 1,592,307
Financial liabilities:
Non-interest bearing deposits	55,263,604	60,330,245
Interest-bearing deposits	447,276,088	400,043,801
Accrued interest payable	199,764	284,270
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	84,693,825	71,414,598
Financial liabilities:
Non-interest bearing deposits	55,263,604	60,330,245
Interest-bearing deposits	319,716,842	249,519,944
Accrued interest payable	15,233	27,481
Significant Other Observable Inputs (Level 2)
Financial assets:
Interest-earning time deposits	1,766,493	1,749,744
Accrued interest receivable	546,692	445,151
Financial liabilities:
Interest-bearing deposits	128,515,854	151,235,158
Federal Home Loan Bank advances	14,114,389	22,222,771
Securities sold under agreement to repurchase	26,766,169	34,494,579
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	184,531	256,789
Significant Unobservable Inputs (Level 3)
Financial assets:
Loans, net (excluding impaired loans at fair value)	369,987,191	398,541,271
Accrued interest receivable	1,004,566	1,147,156
Carrying Amount
Financial assets:
Cash and cash equivalents	84,693,825	71,414,598
Interest-earning time deposits	1,766,493	1,749,744
Federal Home Loan Bank stock	2,887,763	2,887,763
Loans, net (excluding impaired loans at fair value)	369,995,351	390,513,946
Accrued interest receivable	1,551,258	1,592,307
Financial liabilities:
Non-interest bearing deposits	55,263,604	60,330,245
Interest-bearing deposits	447,276,088	400,043,801
Federal Home Loan Bank advances	13,980,005	21,966,750
Securities sold under agreement to repurchase	26,766,169	34,494,579
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	199,764	284,270
Fair Value
Financial assets:
Cash and cash equivalents	84,693,825	71,414,598
Interest-earning time deposits	1,766,493	1,749,744
Loans, net (excluding impaired loans at fair value)	369,987,191	398,541,271
Accrued interest receivable	1,551,258	1,592,307
Financial liabilities:
Non-interest bearing deposits	55,263,604	60,330,245
Interest-bearing deposits	448,232,696	400,755,102
Federal Home Loan Bank advances	14,114,389	22,222,771
Securities sold under agreement to repurchase	26,766,169	34,494,579
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	$ 199,764	$ 284,270